Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 345,777	$ 48,555
Prepaid expenses	300,862	55,608
Total current assets	646,639	104,163
Investments held in Trust Account	136,871,183
Deferred offering costs		108,962
Total Assets	137,517,822	213,125
Current liabilities:
Accrued expenses	43,113	15,449
Income taxes payable	374,862
Note payable – Sponsor		177,057
Total current liabilities	417,975	192,506
Deferred commission payable	4,628,750
Total Liabilities	5,046,725	192,506
Commitments and Contingencies (Note 6)
Common stock subject to possible redemption at redemption value (13,225,000 shares at $10.34 per share)	136,771,183
Stockholders’ Equity (Deficit)
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital		24,669
Accumulated deficit	(4,300,492)	(4,381)
Total Stockholders’ Equity (Deficit)	(4,300,086)	20,619
Total Liabilities and Stockholders’ Equity (Deficit)	137,517,822	213,125
Common Class A [Member]
Stockholders’ Equity (Deficit)
Common stock value	75
Common Class B [Member]
Stockholders’ Equity (Deficit)
Common stock value	$ 331	$ 331